Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	25.00%